Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes from Continuing Operations

The components of the income tax provision are as follows:

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2015	2014	2013
Current taxes:
Federal	$551	$1,273	$714
Foreign	306	337	286
State and local	109	155	66
Total current tax expense	966	1,765	1,066
Deferred tax expense (benefit):
Federal	114	(672)	536
Foreign	(1)	(98)	(30)
State and local	(66)	(83)	20
Total deferred tax expense (benefits)	47	(853)	526
Provision for income taxes	$1,013	$912	$1,592

Components of Income (Loss) before Taxes
The components of income before taxes are as follows:

Components of income before taxes	Year ended Dec. 31,
(in millions)	2015	2014	2013
Domestic	$2,698	$2,456	$2,428
Foreign	1,537	1,107	1,349
Income before taxes	$4,235	$3,563	$3,777

Components of Net Deferred Tax Liability Included in Accrued Taxes and Other Expenses
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2015	2014
Depreciation and amortization	$2,631	$2,646
Lease financings	569	761
Securities valuation	156	230
Pension obligation	155	117
Equity investments	113	115
Employee benefits	(470)	(616)
Reserves not deducted for tax	(274)	(536)
Credit losses on loans	(102)	(113)
Other assets	(109)	(99)
Other liabilities	110	277
Net deferred tax liability	$2,779	$2,782

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2015	2014	2013
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	0.6	1.3	1.6
Leverage lease adjustment	(1.3)	(1.1)	(2.1)
Tax-exempt income	(2.5)	(3.3)	(3.1)
Foreign operations	(6.6)	(3.0)	(4.4)
Tax credits	(1.4)	(0.8)	(2.0)
Tax litigation	—	—	16.5
Carryback claim	—	(4.7)	—
Nondeductible litigation expense	—	2.1	—
Other – net	0.1	0.1	0.6
Effective tax rate	23.9%	25.6%	42.1%

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]

Unrecognized tax positions
(in millions)	2015	2014	2013
Beginning balance at Jan. 1, – gross	$669	$866	$340
Prior period tax positions:
Increases	13	58	570
Decreases	(21)	(257)	(19)
Current period tax positions	14	19	21
Settlements	(26)	(17)	(46)
Ending balance at Dec. 31, – gross	$649	$669	$866